Intangible Assets and Goodwill (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets By Major Class [Line Items]
Goodwill	$ 63,607	$ 63,607
Indefinite-Lived Intangible Assets (Excluding Goodwill)	3,975	3,975
Total Goodwill and Trade Name	67,582	67,582
Intangible assets and goodwill, net	125,957	87,768
Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	4,400
Leases, Acquired-in-Place [Member] | Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	1,500
Customer Relationships [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	10,968	10,251
Customer Relationships [Member] | Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	1,100
Above Market Leases [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	9,905	9,737
Above Market Leases [Member] | Deconsolidated Subsidiary [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	1,800
Contractual Rights [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	32,765	32,765
Finite-Lived Intangible Assets, Accumulated Amortization	30,172	29,035
Finite-Lived Intangible Assets, Net	2,593	3,730
Lease Intangible Assets [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	27,253	26,560
Finite-Lived Intangible Assets, Net	55,782	16,456
Lease Intangible Assets [Member] | Leases, Acquired-in-Place [Member]
Goodwill And Intangible Assets By Major Class [Line Items]
Finite-Lived Intangible Assets, Gross	$ 62,162	$ 23,028